Business segment information (Tables)	12 Months Ended
Mar. 31, 2024
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Summary of Components of Segment Sales and Financial Services Revenue
Segment sales and financial services revenue:

	Yen in millions
	Fiscal year ended March 31
	2022	2023 Restated	2024
Sales and financial services revenue:
Game & Network Services —
Customers	2,674,356	3,538,533	4,172,994
Intersegment	65,407	106,065	94,740

Total	2,739,763	3,644,598	4,267,734
Music —
Customers	1,100,532	1,364,815	1,594,955
Intersegment	16,417	15,817	24,003

Total	1,116,949	1,380,632	1,618,958
Pictures —
Customers	1,236,399	1,364,887	1,486,717
Intersegment	2,512	4,535	6,333

Total	1,238,911	1,369,422	1,493,050
Entertainment, Technology & Services —
Customers	2,297,886	2,436,739	2,414,946
Intersegment	41,300	39,286	38,772

Total	2,339,186	2,476,025	2,453,718
Imaging & Sensing Solutions —
Customers	992,200	1,301,481	1,503,906
Intersegment	84,224	100,706	98,832

Total	1,076,424	1,402,187	1,602,738
Financial Services —
Customers	1,524,811	878,532	1,760,731
Intersegment	9,018	10,550	9,223

Total	1,533,829	889,082	1,769,954
All Other —
Customers	82,264	72,338	75,784
Intersegment	16,519	15,285	13,586

Total	98,783	87,623	89,370
Corporate and elimination	(222,332)	(275,196)	(274,754)

Consolidated total	9,921,513	10,974,373	13,020,768

Summary of Components of Segment Profit or Loss
Segment profit (loss):

	Yen in millions
	Fiscal year ended March 31
	2022	2023 Restated	2024
Operating income (loss):
Game & Network Services	346,089	250,006	290,184
Music	210,933	263,107	301,662
Pictures	217,393	119,255	117,702
Entertainment, Technology & Services	212,942	179,461	187,399
Imaging & Sensing Solutions	155,597	212,214	193,541
Financial Services	150,111	318,118	173,576
All Other	17,981	16,849	1,600

Total	1,311,046	1,359,010	1,265,664
Corporate and elimination	(108,707)	(56,621)	(56,833)

Consolidated operating income	1,202,339	1,302,389	1,208,831
Financial income	19,304	31,058	125,597
Financial expenses	(104,140)	(58,951)	(65,766)

Consolidated income before income taxes	1,117,503	1,274,496	1,268,662

Summary Of Components of Other Significant Items
Other significant items:

	Yen in millions
	Fiscal year ended March 31
	2022	2023	2024
Share of profit (loss) of investments accounted for using the equity method:
Game & Network Services	14	144	922
Music	4,073	7,063	6,091
Pictures	(664)	515	(173)
Entertainment, Technology & Services	1,103	1,076	777
Imaging & Sensing Solutions	(603)	(1,128)	(4,155)
Financial Services	—	—	(55)
All Other	19,723	16,779	7,095

Consolidated total	23,646	24,449	10,502

	Yen in millions
	Fiscal year ended March 31
	2022	2023 Restated	2024
Depreciation and amortization:
Game & Network Services	61,219	87,201	123,065
Music	61,465	67,240	84,576
Pictures	396,251	506,697	541,106
Entertainment, Technology & Services	91,759	97,448	101,676
Imaging & Sensing Solutions	172,842	196,674	247,900
Financial Services	94,169	26,333	27,689
All Other	4,300	4,376	4,830

Total	882,005	985,969	1,130,842
Corporate	22,465	18,621	14,139

Consolidated total	904,470	1,004,590	1,144,981

Summary of Sales and Operating Revenue to External Customers by Product Category
Sales to customers by product category:
The following table is a breakdown of sales and financial services revenue to external customers by product category for each segment. Sony management views each segment as a single operating segment.

	Yen in millions
	Fiscal year ended March 31
	2022	2023 Restated	2024
Sales and financial services revenue:
Game & Network Services
Digital Software and Add-on Content	1,424,459	1,523,045	1,934,586
Network Services	409,355	464,676	545,537
Hardware and Others	840,542	1,550,812	1,692,871

Total	2,674,356	3,538,533	4,172,994
Music
Recorded Music — Streaming	462,368	598,868	709,453
Recorded Music — Others	206,412	286,270	356,646
Music Publishing	200,334	276,665	326,727
Visual Media and Platform	231,418	203,012	202,129

Total	1,100,532	1,364,815	1,594,955
Pictures
Motion Pictures	518,840	464,043	542,044
Television Productions	419,494	536,250	551,035
Media Networks	298,065	364,594	393,638

Total	1,236,399	1,364,887	1,486,717
Entertainment, Technology & Services
Televisions	858,837	733,251	624,264
Audio and Video	326,704	391,608	412,067
Still and Video Cameras	414,898	565,018	643,429
Mobile Communications	365,864	356,771	299,905
Other	331,583	390,091	435,281

Total	2,297,886	2,436,739	2,414,946
Imaging & Sensing Solutions	992,200	1,301,481	1,503,906
Financial Services	1,524,811	878,532	1,760,731
All Other	82,264	72,338	75,784
Corporate	13,065	17,048	10,735

Consolidated total	9,921,513	10,974,373	13,020,768

Summary of Sales and Operating Revenue Attributed to Countries and Areas Based on Location of External Customers and Long-Lived Assets
Sales and financial services revenue attributed to countries and areas based on location of external customers for the fiscal years ended March 31, 2022, 2023 and 2024 and non-current
assets (property, plant and equipment, ROU assets, goodwill, content assets and other intangible assets) as of March 31, 2023 and 2024 are as follows:

	Yen in millions
	Fiscal year ended March 31
	2022	2023 Restated	2024
Sales and financial services revenue:
Japan	2,764,321	2,126,508	3,027,526
United States	2,766,021	3,401,402	3,751,239
Europe	1,870,091	2,190,311	2,632,963
China	771,006	855,437	1,000,907
Asia-Pacific	1,149,261	1,563,414	1,659,776
Other Areas	600,813	837,301	948,357

Total	9,921,513	10,974,373	13,020,768

		Yen in millions
		March 31
		2023	2024
Non-current assets (property, plant and equipment, right-of-use assets, goodwill, content assets and other intangible assets):
Japan		1,875,354	2,036,616
United States		2,417,228	2,856,914
Europe		603,338	682,007
China		34,322	32,154
Asia-Pacific		186,359	222,398
Other Areas		107,162	226,761

Total		5,223,763	6,056,850